Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000034886
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Fund Shares
Trading Symbol	USCBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 402,123,000
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%

C000220629
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Institutional Shares
Trading Symbol	UCBIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 402,123,000
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%

C000220628
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Class A
Trading Symbol	UXABX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$37	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 402,123,000
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%

C000114652
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Aggressive Fund
Class Name	Fund Shares
Trading Symbol	UCAGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
AssetsNet	$ 419,458,000
Holdings Count | Holding	393
InvestmentCompanyPortfolioTurnover	49.00%
C000114650
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Conservative Fund
Class Name	Fund Shares
Trading Symbol	USCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 221,635,000
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	3.00%
C000114653
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Equity Fund
Class Name	Fund Shares
Trading Symbol	UCEQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 284,117,000
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	10.00%
C000034874
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderate Fund
Class Name	Fund Shares
Trading Symbol	USBSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,168,628,000
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	47.00%
C000034896
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Aggressive Fund
Class Name	Fund Shares
Trading Symbol	USCRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,812,887,000
Holdings Count | Holding	408
InvestmentCompanyPortfolioTurnover	48.00%
C000114651
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Conservative Fund
Class Name	Fund Shares
Trading Symbol	UCMCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 182,704,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	45.00%
C000034897
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Fund Shares
Trading Symbol	USEMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%
AssetsNet	$ 578,252,000
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	67.00%
C000066846
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	UIEMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.31%
AssetsNet	$ 578,252,000
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	67.00%
C000158652
Shareholder Report [Line Items]
Fund Name	Victory Global Equity Income Fund
Class Name	Fund Shares
Trading Symbol	UGEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$54	1.01%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 67,916,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$67,916
Number of Holdings	124
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Communication Services	2.7%
Consumer Discretionary	3.3%
Utilities	5.6%
Energy	7.4%
Materials	10.0%
Health Care	10.5%
Consumer Staples	10.8%
Industrials	13.1%
Information Technology	13.2%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Apple, Inc.	2.2%
Cisco Systems, Inc.	1.9%
Heidelberg Materials AG	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
AbbVie, Inc.	1.6%
Fujikura Ltd.	1.5%
Cie de Saint-Gobain SA	1.5%
Novartis AG, Registered Shares	1.4%
Allianz SE, Registered Shares	1.4%
QUALCOMM, Inc.	1.4%

C000034899
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Fund Shares
Trading Symbol	USGNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,136,724,000
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%

C000159210
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Institutional Shares
Trading Symbol	UIGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,136,724,000
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%

C000175754
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Class R6
Trading Symbol	URGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$19	0.37%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,136,724,000
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%

C000034866
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Fund Shares
Trading Symbol	USBLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 856,932,000
Holdings Count | Holding	686
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

C000220606
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Institutional Shares
Trading Symbol	UGTIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 856,932,000
Holdings Count | Holding	686
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

C000220607
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class A
Trading Symbol	UGTAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 856,932,000
Holdings Count | Holding	686
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

C000220605
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class C
Trading Symbol	UGTCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$80	1.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
AssetsNet	$ 856,932,000
Holdings Count | Holding	686
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

C000034872
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Fund Shares
Trading Symbol	USIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
AssetsNet	$ 2,608,459,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	22.00%
C000066841
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Institutional Shares
Trading Symbol	UIIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,608,459,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	22.00%
C000204424
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Class R6
Trading Symbol	URITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,608,459,000
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	22.00%
C000034877
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Fund Shares
Trading Symbol	USNYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.63%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 102,810,000
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$102,810
Number of Holdings	100
Portfolio Turnover	5%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	3.7%
Housing	4.0%
Multifamily Housing	5.2%
General Obligation	6.0%
Nursing Homes	6.5%
Transportation	10.7%
General	11.4%
Education	12.3%
Medical	15.0%
Higher Education	15.3%

C000220622
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Institutional Shares
Trading Symbol	UNYIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 102,810,000
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$102,810
Number of Holdings	100
Portfolio Turnover	5%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	3.7%
Housing	4.0%
Multifamily Housing	5.2%
General Obligation	6.0%
Nursing Homes	6.5%
Transportation	10.7%
General	11.4%
Education	12.3%
Medical	15.0%
Higher Education	15.3%

C000034879
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Fund Shares
Trading Symbol	USAGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.08%
AssetsNet	$ 874,923,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	15.00%
C000066842
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Institutional Shares
Trading Symbol	UIPMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.02%
AssetsNet	$ 874,923,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	15.00%
C000220623
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Class A
Trading Symbol	UPMMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.35%
AssetsNet	$ 874,923,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	15.00%
C000034893
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Fund Shares
Trading Symbol	USAWX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
AssetsNet	$ 1,474,583,000
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	37.00%
C000159208
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Institutional Shares
Trading Symbol	UIWGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,474,583,000
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	37.00%
C000220633
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Class A
Trading Symbol	USWGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 1,474,583,000
Holdings Count | Holding	339
InvestmentCompanyPortfolioTurnover	37.00%
C000158651
Shareholder Report [Line Items]
Fund Name	Victory Target Managed Allocation Fund
Class Name	Fund Shares
Trading Symbol	UTMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 383,417,000
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$383,417
Number of Holdings	308
Portfolio Turnover	91%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.9%
Communication Services	6.5%
Health Care	7.2%
Consumer Discretionary	9.8%
Industrials	10.8%
Financials	17.3%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
VanEck Gold Miners ETF	4.1%
Apple, Inc.	4.1%
iShares Core MSCI Emerging Markets ETF	3.1%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.0%

C000034870
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Fund Shares
Trading Symbol	USATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 2,849,177,000
Holdings Count | Holding	1,107
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%

C000220612
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Institutional Shares
Trading Symbol	UITIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,849,177,000
Holdings Count | Holding	1,107
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%

C000220611
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Class A
Trading Symbol	UTEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.72%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,849,177,000
Holdings Count | Holding	1,107
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%

C000034873
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Fund Shares
Trading Symbol	USTEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$21	0.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,562,368,000
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%

C000220617
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Institutional Shares
Trading Symbol	ULTIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$19	0.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,562,368,000
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%

C000220616
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Class A
Trading Symbol	UTELX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$32	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,562,368,000
Holdings Count | Holding	561
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%

C000034881
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Fund Shares
Trading Symbol	USSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 648,814,000
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%

C000220626
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Institutional Shares
Trading Symbol	USTIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 648,814,000
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%

C000220625
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Class A
Trading Symbol	UTESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 648,814,000
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%

C000034887
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Money Market Fund
Class Name	Fund Shares
Trading Symbol	USEXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 419,227,000
Holdings Count | Holding	46
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$419,227
Number of Holdings	46
7 Day Net Yield	2.29%

Holdings [Text Block]

Top Industries (% of Net Assets)

(as of August 31, 2025)

Value	Value
General	0.4%
Nursing Homes	1.8%
Higher Education	2.7%
Education	3.6%
Transportation	4.5%
Multifamily Housing	7.5%
Power	8.6%
Pollution	9.3%
Medical	27.6%
Development	33.9%

C000034889
Shareholder Report [Line Items]
Fund Name	Victory Treasury Money Market Trust
Class Name	Fund Shares
Trading Symbol	UATXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 922,182,000
Holdings Count | Holding	15
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$922,182
Number of Holdings	15
7 Day Net Yield	3.93%

Holdings [Text Block]

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Treasury Obligations	70.0%
Repurchase Agreements	29.6%

C000034891
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Fund Shares
Trading Symbol	USVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 456,185,000
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%

C000220632
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Institutional Shares
Trading Symbol	UVAIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 456,185,000
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%

C000220631
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Class A
Trading Symbol	UVABX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 456,185,000
Holdings Count | Holding	170
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%